Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.41%	14.28%	12.87%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.06%	16.36%	15.41%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.77%	15.15%	14.32%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.23%	12.96%	12.69%